Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurement [Abstract]
Fair Value Measurements by Level of Valuation Inputs

The following table summarizes financial assets and financial liabilities measured at fair value as of December 31, 2016 and December 31, 2015, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands). There were no transfers of assets between fair value Level 1 and Level 2 during the years ended December 31, 2016 or 2015.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2016	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$35,799	$-	$35,799	$-
Obligations of state and political subdivisions	26,659	-	26,659	-
Mortgage-backed securities	85,702	-	85,702	-
Equity securities available-for-sale	2,328	2,328	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	2,563	-	-	2,563
Other real estate owned	358	-	-	358
Mortgage servicing rights	205	-	-	205

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2015	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$32,732	$-	$32,732	$-
Obligations of state and political subdivisions	29,535	-	29,535	-
Mortgage-backed securities	87,741	-	87,741	-
Equity securities available-for-sale	2,319	2,319	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	2,232	-	-	2,232
Other real estate owned	150	-	-	150
Mortgage servicing rights	205	-	-	205

Quantitative Information for Assets Measured at Fair Value

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value (in thousands):

December 31, 2016	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average

Impaired loans	$2,563	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	7% - 58%	8.9%
Other real estate owned	358	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	30 - 72%	46%
Mortgage servicing rights	205	Multiple of annual servicing fee	Estimated pre-payment speed, based on rate and term	300% - 400%	368%

December 31, 2015	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average

Impaired loans	$2,232	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	7% - 37%	16.1%
Other real estate owned	150	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	32%	32%
Mortgage servicing rights	205	Multiple of annual servicing fee	Estimated pre-payment speed, based on rate and term	300% - 400%	364%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

Financial Instruments
(in thousands)

	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair
Financial assets:	Value	Value	Value	Value
Cash and due from banks	$9,464	$9,464	$10,385	$10,385
Interest bearing deposits with banks	95	95	73	73
Interest bearing time deposits with banks	350	350	350	350
Securities	150,488	150,488	152,327	152,327
Restricted investment in FHLB stock	3,610	3,610	3,509	3,509
Loans held for sale	-	-	1,808	1,808
Loans, net of allowance for loan losses	375,574	366,660	374,565	373,078
Mortgage servicing rights	205	205	205	205
Accrued interest receivable	1,582	1,582	1,806	1,806

Financial liabilities:
Non-interest bearing deposits	104,006	104,006	106,667	106,667
Interest bearing deposits	351,816	354,628	350,459	352,859
Securities sold under agreements to repurchase	4,496	4,496	4,996	4,996
Short-term borrowings	27,700	27,700	30,061	30,061
Long-term debt	25,000	24,963	22,500	22,482
Other interest bearing liabilities	1,545	1,549	1,471	1,476
Accrued interest payable	268	268	238	238

Off-balance sheet financial instruments:
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following presents the carrying amount, fair value and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of December 31, 2016 and December 31, 2015, in thousands. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2016	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 350	$ 350	$ -	$ 350	$ -
Loans, net of allowance for loan losses	375,574	366,660	-	-	366,660
Financial instruments - Liabilities
Interest bearing deposits	351,816	354,628	-	354,628	-
Long-term debt	25,000	24,963	-	24,963	-
Other interest bearing liabilities	1,545	1,549	-	1,549	-

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2015	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 350	$ 350	$ -	$ 350	$ -
Loans held for sale	1,808	1,808	-	1,808	-
Loans, net of allowance for loan losses	374,565	373,078	-	-	373,078
Financial instruments - Liabilities
Interest bearing deposits	350,459	352,859	-	352,859	-
Long-term debt	22,500	22,482	-	22,482	-
Other interest bearing liabilities	1,471	1,476	-	1,476	-